COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF BREAKOUT OF OPERATING LEASES

The following table presents the breakout of the operating leases as of:

	March 31, 2024	December 31, 2023
Operating lease right-of-use assets	$23,988	$3,315
Short-term operating lease liabilities	1,682	1,288
Long-term operating lease liabilities	22,763	2,234
Total operating lease liabilities	$24,445	$3,522
Weighted average remaining lease term	9.29 years	2.6 years
Weighted average discount rate	7.75%	5.2%

The following table presents the breakout of the operating leases as of:

	December 31, 2023	December 31, 2022
Operating lease right-of-use assets	$3,315	$4,513
Short-term operating lease liabilities	1,288	1,188
Long-term operating lease liabilities	2,234	3,541
Total operating lease liabilities	$3,522	$4,729
Weighted average remaining lease term	2.6 years	3.6 years
Weighted average discount rate	5.2%	5.2%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES

At March 31, 2024, the future minimum lease payments under these operating leases are as follows:

Fiscal Years Ending
December 31, 2024(1)	$2,460
December 31, 2025	4,267
December 31, 2026	3,810
December 31, 2027	3,004
December 31, 2028	3,094
Thereafter	19,070
Total lease payments	35,705
Less imputed interest	11,260
Total operating lease liabilities	$24,445

(1)	Represents scheduled payments for the remaining nine-month period ending December 31, 2024.

At December 31, 2023, the future minimum lease payments under these operating leases are as follows:

Fiscal Years Ending
December 31, 2024	$1,435
December 31, 2025	1,435
December 31, 2026	893
Total lease payments	3,763
Less imputed interest	241
Total operating lease liabilities	$3,522

SCHEDULE OF LEASE COST
		For The Three Months Ended March 31,
Lease cost	Classification	2024	2023
Operating lease cost	Cost of goods sold	$350	$347
Operating lease cost	Research and development	23	22
Operating lease cost	General and administration	270	12
Operating lease cost	Selling and marketing	12	12
Total lease cost		$655	$393

		For The Years Ended December 31,
Lease cost	Classification	2023	2022
Operating lease cost	Cost of goods sold	$1,393	$1,476
Operating lease cost	Research and development	90	95
Operating lease cost	General and administration	47	50
Operating lease cost	Selling and marketing	47	49
Total lease cost		$1,577	$1,670

SCHEDULE OF BREAKOUT OF FINANCE LEASES

The following table presents the breakout of the financing leases as of:

	March 31, 2024	December 31, 2023
Finance lease right-of-use assets	$99	$106
Short-term finance lease liabilities	37	36
Long-term finance lease liabilities	56	66
Total finance lease liabilities	$93	$102
Weighted average remaining lease term	2.5 years	2.7 years
Weighted average discount rate	5.2%	5.2%

The following table presents the breakout of the financing leases as of:

	December 31, 2023	December 31, 2022
Finance lease right-of-use assets	$106	$45
Short-term finance lease liabilities	36	10
Long-term finance lease liabilities	66	35
Total finance lease liabilities	$102	$45
Weighted average remaining lease term	2.7 years	4.2 years
Weighted average discount rate	5.2%	5.2%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER FINANCE LEASES

At March 31, 2024, the future minimum lease payments under these operating leases are as follows:

Fiscal Years Ending
December 31, 2024(1)	$31
December 31, 2025	41
December 31, 2026	24
December 31, 2027	4
Total lease payments	100
Less imputed interest	7
Total operating lease liabilities	$93

(1)	Represents scheduled payments for the remaining nine-month period ending December 31, 2024.

At December 31, 2023, the future minimum lease payments under these financing leases are as follows:

Fiscal Years Ending
December 31, 2024	$41
December 31, 2025	41
December 31, 2026	24
December 31, 2027	4
Total lease payments	110
Less imputed interest	8
Total financing lease liabilities	$102